FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilitiesl (FY) (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning			$ 13,365,500		$ 0
Initial measurement on August 18, 2020 and over-allotment on August 20, 2020					13,602,000
Change in valuation inputs or other assumptions					(236,500)
Fair value at ending				$ 13,365,500	13,365,500
Transfer from Level 3 to Level 1				13,255,000
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning	$ 10,925,000	$ 8,280,000	12,995,000		0
Initial measurement on August 18, 2020 and over-allotment on August 20, 2020					13,225,000
Change in valuation inputs or other assumptions	(1,035,000)	2,645,000	(4,715,000)		(230,000)
Fair value at ending	9,890,000	10,925,000	8,280,000	12,995,000	12,995,000
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning	321,750	237,250	370,500		0
Initial measurement on August 18, 2020 and over-allotment on August 20, 2020					377,000
Change in valuation inputs or other assumptions	(35,750)	84,500	(133,250)		(6,500)
Fair value at ending	$ 286,000	$ 321,750	$ 237,250	$ 370,500	$ 370,500